ASSET RETIREMENT OBLIGATION (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ASSET RETIREMENT OBLIGATION
Total undiscounted liability	730,900	720,600
Risk free rate for calculating asset retirement obligation (as a percent)	5.92%	5.96%
Period for expected payments to be incurred	65 years
Changes in asset retirement obligation
Balance, beginning of year	291,761	256,102
Change in estimates	4,378	44,217
Property acquisition and development activity	1,778	1,454
Divestments	(4,313)	(8,362)
Settlements	(19,409)	(16,606)
Accretion expense	14,497	14,956
Balance, end of year	288,692	291,761